Components of Domestic and Foreign Income (Loss) and Provision for Current and Deferred Income Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income (loss) before income taxes:
Sony Corporation and all subsidiaries in Japan	¥ 98,152	¥ 182,170	¥ (108,634)
Foreign subsidiaries	(72,411)	59,914	27,723
Income (loss) before income taxes	25,741	242,084	(80,911)
Income taxes - Current:
Sony Corporation and all subsidiaries in Japan	41,339	34,288	33,921
Foreign subsidiaries	59,904	41,446	76,124
Current	101,243	75,734	110,045
Income taxes - Deferred:
Sony Corporation and all subsidiaries in Japan	(6,330)	75,149	2,808
Foreign subsidiaries	(331)	(10,485)	203,900
Deferred	(6,661)	64,664	206,708
Total income tax expense	¥ 94,582	¥ 140,398	¥ 316,753